Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Real estate lease income (loss)	$ 19,781,344	$ 34,792,485	$ 16,128,771
Total revenue	1,536,017,781	1,745,763,191	2,482,632,812
Cost of real estate lease income	(22,438,180)	(36,122,097)	(12,757,251)
Total cost of revenue	(1,468,080,865)	(1,453,296,443)	(1,922,323,191)
Gross profit	67,936,916	292,466,748	560,309,621
Operating expenses	(253,979,411)	(227,463,083)	(250,447,619)
Impairment losses on goodwill and intangible assets	(18,651,259)
Gain on disposal of property held for lease		82,805,785
Operating income /(loss)	(204,693,754)	147,809,450	309,862,002
Interest income	28,296,824	33,405,610	51,493,595
Interest expense	(183,398,772)	(129,487,405)	(113,775,360)
Net realized gain on short-term investments	(30,203,357)	5,052,944	3,075,014
Share of (loss)/gain in an equity investee	(23,345,765)	17,028,301	(5,416,471)
Net loss on extinguishment of debt		(1,843,306)	(8,580,510)
Exchange gains/(loss)	(9,707,463)	(3,093,907)	(7,376,009)
Unrealized loss on short-term investments		0	(1,623,814)
Other income/(loss)	2,509,645	(1,296,377)	5,848,727
Income/(loss) before income taxes	(420,542,642)	67,575,310	233,507,174
Income tax benefit/(expense)	7,280,528	(135,059,190)	(150,478,372)
Net income /(loss)	(413,262,114)	(67,483,880)	83,028,802
Depreciation and amortization	18,267,515	17,503,373	17,584,443
Capital expenditure	104,811	9,770,352	11,645,673
Real estate properties development completed	500,875,235	439,204,753	458,204,518
Real estate properties under development	2,368,747,467	3,010,624,339	3,254,387,749
Real estate properties development completed and under development	2,869,622,702	3,449,829,092
Real estate properties held for lease	440,300,371	483,108,207	515,868,908
Total long-lived assets	1,660,459,942	2,068,413,442	1,776,601,324
Total assets	6,446,279,290	7,669,323,576	7,421,664,433
Real Estate Sales [Member]
Segment Reporting Information
Revenue	1,392,240,005	1,604,891,939	2,387,031,568
Cost of revenue	(1,359,344,416)	(1,351,980,826)	(1,851,819,293)
Real estate management services income [Member]
Segment Reporting Information
Revenue	109,822,206	91,208,307	67,488,169
Cost of revenue	(73,978,205)	(55,437,978)	(40,889,231)
Other revenue [Member]
Segment Reporting Information
Revenue	14,174,226	14,870,460	11,984,304
Cost of revenue	(12,320,064)	(9,755,542)	(16,857,416)
Henan [Member]
Segment Reporting Information
Real estate lease income (loss)	9,344,804	26,054,475	6,630,994
Total revenue	357,138,340	798,970,895	1,396,894,717
Cost of real estate lease income	(15,658,378)	(27,204,779)	(2,348,963)
Total cost of revenue	(390,575,801)	(674,627,764)	(1,091,986,990)
Gross profit	(33,437,461)	124,343,131	304,907,727
Operating expenses	(67,226,888)	(59,958,497)	(70,839,873)
Gain on disposal of property held for lease		82,805,785
Operating income /(loss)	(100,664,349)	147,190,419	234,067,854
Interest income	18,709,958	23,921,003	42,379,712
Interest expense	(12,070,505)	(14,568,255)	(14,805,529)
Net realized gain on short-term investments		183,450	183,450
Share of (loss)/gain in an equity investee	1,090,507	(3,539,268)	(1,370,440)
Net loss on extinguishment of debt		0	(8,044,499)
Exchange gains/(loss)	(20,163,471)	1,987,139	12,524,863
Unrealized loss on short-term investments		0	0
Other income/(loss)	(2,110,256)	(4,041,056)	4,536,260
Income/(loss) before income taxes	(115,208,116)	151,133,432	269,471,671
Income tax benefit/(expense)	43,657,150	(36,907,073)	(69,803,421)
Net income /(loss)	(71,550,966)	114,226,359	199,668,250
Depreciation and amortization	6,842,628	5,814,086	5,553,392
Capital expenditure	1,965,626	8,655,565	6,263,956
Real estate properties development completed			133,572,883
Real estate properties under development			886,160,682
Real estate properties development completed and under development	909,477,150	897,218,594
Real estate properties held for lease	72,022,044	74,613,257	109,809,942
Total long-lived assets	431,132,864	526,045,585	524,367,010
Total assets	2,279,523,193	2,838,641,480	2,882,024,764
Henan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	338,195,148	766,314,384	1,382,533,759
Cost of revenue	(369,888,568)	(639,601,377)	(1,082,472,232)
Henan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	6,746,892	7,606,378	7,578,862
Cost of revenue	(3,708,523)	(6,675,680)	(4,716,112)
Henan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	2,851,496	(1,004,342)	151,102
Cost of revenue	(1,320,332)	(1,145,928)	(2,449,683)
Shandong [Member]
Segment Reporting Information
Real estate lease income (loss)	665,170	(965,131)	321,819
Total revenue	175,035,303	284,868,795	276,142,822
Cost of real estate lease income	(611,378)	(292,726)	(561,264)
Total cost of revenue	(176,917,224)	(260,983,485)	(222,754,891)
Gross profit	(1,881,921)	23,885,310	53,387,931
Operating expenses	(10,880,365)	(15,211,169)	(14,770,303)
Gain on disposal of property held for lease		0
Operating income /(loss)	(12,762,286)	8,674,141	38,617,628
Interest income	(126,051)	1,919,529	436,165
Interest expense	(5,794,489)	(3,043,955)	(3,061,587)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee	(1,873,472)	11,483,448	(922,281)
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	3,336,726	90,325	866
Income/(loss) before income taxes	(17,219,572)	19,123,488	35,070,791
Income tax benefit/(expense)	(3,885,809)	(12,299,796)	(23,020,472)
Net income /(loss)	(21,105,381)	6,823,692	12,050,319
Depreciation and amortization	914,765	887,005	433,948
Capital expenditure		0	64,816
Real estate properties development completed			34,351,045
Real estate properties under development			359,079,121
Real estate properties development completed and under development	116,698,109	240,527,766
Real estate properties held for lease	4,133,570	7,126,028	6,954,550
Total long-lived assets	517,720,952	553,491,246	509,819,916
Total assets	416,680,530	602,982,670	573,869,426
Shandong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	174,353,777	285,706,736	275,120,959
Cost of revenue	(176,289,676)	(260,651,654)	(220,925,677)
Shandong [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Shandong [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	16,356	127,190	700,044
Cost of revenue	(16,170)	(39,105)	(1,267,950)
Sichuan [Member]
Segment Reporting Information
Real estate lease income (loss)	532,240	379,175	728,016
Total revenue	129,264,086	223,850,183	86,980,800
Cost of real estate lease income	(404,647)	(606,323)	(799,359)
Total cost of revenue	(165,008,835)	(215,254,411)	(82,568,113)
Gross profit	(35,744,749)	8,595,772	4,412,687
Operating expenses	(8,500,877)	(7,677,029)	(8,011,273)
Gain on disposal of property held for lease		0
Operating income /(loss)	(44,245,626)	918,743	(3,598,586)
Interest income	728,264	1,288,256	493,469
Interest expense	(26,416,301)	(18,381,805)	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	138,413	(8,773)	246,927
Income/(loss) before income taxes	(69,795,250)	(16,183,579)	(2,858,190)
Income tax benefit/(expense)	12,936,548	2,875,576	(2,864,732)
Net income /(loss)	(56,858,702)	(13,308,003)	(5,722,922)
Depreciation and amortization	1,130,049	631,421	635,494
Capital expenditure	5,261	5,106	26,254
Real estate properties development completed			64,327,235
Real estate properties under development			619,020,458
Real estate properties development completed and under development	527,858,832	547,932,945
Real estate properties held for lease	36,470,962	36,262,110	34,515,933
Total long-lived assets	49,540,764	46,741,993	44,244,900
Total assets	710,687,239	734,426,656	897,210,854
Sichuan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	128,609,911	222,959,432	85,189,227
Cost of revenue	(163,249,870)	(214,523,020)	(81,765,082)
Sichuan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		(13,189)	0
Sichuan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	121,935	511,576	1,063,557
Cost of revenue	(1,354,318)	(111,879)	(3,672)
Beijing [Member]
Segment Reporting Information
Real estate lease income (loss)	371,919	695,548	657,451
Total revenue	317,183,758	65,241,428	130,467,541
Cost of real estate lease income	(542,152)	(805,353)	(481,276)
Total cost of revenue	(256,351,575)	(47,092,590)	(98,125,392)
Gross profit	60,832,183	18,148,838	32,342,149
Operating expenses	(80,605,508)	(73,902,008)	(73,333,124)
Gain on disposal of property held for lease		0
Operating income /(loss)	(19,773,325)	(55,753,170)	(40,990,975)
Interest income	249,117	103,788	2,241,516
Interest expense	(2,078,190)	(3,659,832)	(7,385,692)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	(644,101)	684,530	909,298
Income/(loss) before income taxes	(22,246,499)	(58,624,684)	(45,225,853)
Income tax benefit/(expense)	(21,349,169)	(8,431,043)	(9,456,395)
Net income /(loss)	(43,595,668)	(67,055,727)	(54,682,248)
Depreciation and amortization	3,942,986	5,832,130	2,732,083
Capital expenditure	1,076,187	716,935	1,142,809
Real estate properties development completed			60,683,848
Real estate properties under development			266,984,229
Real estate properties development completed and under development	173,273,166	378,408,484
Real estate properties held for lease	8,510,518	8,438,206	7,520,601
Total long-lived assets	46,722,553	50,734,107	61,281,191
Total assets	313,031,361	473,659,055	470,434,500
Beijing [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	313,960,495	62,401,289	126,540,125
Cost of revenue	(250,046,777)	(45,575,813)	(92,849,397)
Beijing [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Beijing [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	2,851,344	2,144,591	3,269,965
Cost of revenue	(5,762,646)	(711,424)	(4,794,719)
Hainan [Member]
Segment Reporting Information
Real estate lease income (loss)		0	0
Total revenue	413	10,092,232	43,820,016
Cost of real estate lease income		(44,900)	0
Total cost of revenue		(5,548,700)	(31,766,627)
Gross profit	413	4,543,532	12,053,389
Operating expenses	(310,883)	(1,355,382)	(2,514,263)
Gain on disposal of property held for lease		0
Operating income /(loss)	(310,470)	3,188,150	9,539,126
Interest income	25,957	4,817	3,208
Interest expense		0	(11,507)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	(36,650)	43,136	156,235
Income/(loss) before income taxes	(321,163)	3,236,103	9,687,062
Income tax benefit/(expense)	1,431,319	(4,482,485)	(4,643,587)
Net income /(loss)	1,110,156	(1,246,382)	5,043,475
Depreciation and amortization		56,888	29,414
Capital expenditure		0	3,712
Real estate properties development completed			6,627,299
Real estate properties under development			0
Real estate properties development completed and under development		2,162,115
Real estate properties held for lease		0	888,150
Total long-lived assets	5,813,925	5,863,831	6,664,536
Total assets	11,747,496	23,560,573	27,393,755
Hainan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		10,084,944	43,820,016
Cost of revenue		(5,503,574)	(31,764,435)
Hainan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Hainan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	413	7,288	0
Cost of revenue		(226)	(2,192)
Hunan [Member]
Segment Reporting Information
Real estate lease income (loss)	1,223,472	741,527	135,279
Total revenue	10,333,688	28,989,921	158,657,679
Cost of real estate lease income	(1,206,177)	(1,046,888)	(1,693,085)
Total cost of revenue	(11,162,470)	(5,728,560)	(112,401,205)
Gross profit	(828,782)	23,261,361	46,256,474
Operating expenses	(1,059,651)	(1,608,076)	(3,991,323)
Gain on disposal of property held for lease		0
Operating income /(loss)	(1,888,433)	21,653,285	42,265,151
Interest income	7,576	38,096	182,529
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	205,877	43,576	(17,844)
Income/(loss) before income taxes	(1,674,980)	21,734,957	42,429,836
Income tax benefit/(expense)	(3,023,380)	(14,391,424)	(16,123,072)
Net income /(loss)	(4,698,360)	7,343,533	26,306,764
Depreciation and amortization		174,291	1,668,279
Capital expenditure		0	44,058
Real estate properties development completed			7,540,854
Real estate properties under development			6,433,260
Real estate properties development completed and under development	3,312,065	12,433,669
Real estate properties held for lease	59,903,607	66,684,905	60,967,850
Total long-lived assets	75,895,086	75,248,369	62,686,470
Total assets	82,923,478	92,009,978	107,134,983
Hunan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	8,271,910	27,721,542	157,938,663
Cost of revenue	(9,214,046)	(4,404,236)	(110,346,111)
Hunan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		(4,957)	0
Hunan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	838,306	526,852	583,737
Cost of revenue	(742,247)	(272,479)	(362,009)
Shanghai [Member]
Segment Reporting Information
Real estate lease income (loss)	1,339,557	772,402	2,920,280
Total revenue	138,442,300	124,101,245	283,474,831
Cost of real estate lease income	(193,442)	(736,537)	(2,565,142)
Total cost of revenue	(125,392,217)	(93,933,974)	(204,269,639)
Gross profit	13,050,083	30,167,271	79,205,192
Operating expenses	(19,136,811)	(10,679,950)	(18,080,374)
Gain on disposal of property held for lease		0
Operating income /(loss)	(6,086,728)	19,487,321	61,124,818
Interest income	348,282	2,068,141	306,228
Interest expense	(910,853)	(987,612)	(1,066,270)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee	1,052,997	7,795,833	(613,155)
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)	(21)	0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	144,617	(415,481)	47,762
Income/(loss) before income taxes	(5,451,706)	27,948,202	59,799,383
Income tax benefit/(expense)	(4,274,715)	(39,723,025)	(28,043,624)
Net income /(loss)	(9,726,421)	(11,774,823)	31,755,759
Depreciation and amortization	198,149	2,556,696	2,622,483
Capital expenditure		15,874	2,579
Real estate properties development completed			106,796,363
Real estate properties under development			123,381,923
Real estate properties development completed and under development	105,042,744	215,890,331
Real estate properties held for lease	36,147,355	35,512,059	40,675,960
Total long-lived assets	138,953,401	133,733,839	183,400,846
Total assets	600,814,871	751,266,943	752,136,052
Shanghai [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	135,072,403	120,260,357	279,731,401
Cost of revenue	(125,086,848)	(93,074,146)	(201,704,497)
Shanghai [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Shanghai [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	2,030,340	3,068,486	823,150
Cost of revenue	(111,927)	(123,291)	0
Shaanxi [Member]
Segment Reporting Information
Real estate lease income (loss)	3,251,637	2,353,682	3,301,027
Total revenue	172,051,797	15,588,171	13,002,066
Cost of real estate lease income	(62,840)	(1,623,994)	(2,913,152)
Total cost of revenue	(147,181,253)	(18,062,954)	(9,984,966)
Gross profit	24,870,544	(2,474,783)	3,017,100
Operating expenses	(9,182,945)	(4,061,452)	(5,808,638)
Gain on disposal of property held for lease		0
Operating income /(loss)	15,687,599	(6,536,235)	(2,791,538)
Interest income	254,323	8,130	12,795
Interest expense	(8,046,152)	0	(138,107)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		67,698	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	381,157	289,746	(199,670)
Income/(loss) before income taxes	8,276,927	(6,170,661)	(3,116,520)
Income tax benefit/(expense)	(9,366,699)	589,659	2,210,548
Net income /(loss)	(1,089,772)	(5,581,002)	(905,972)
Depreciation and amortization	1,934,681	20,375	1,873,910
Capital expenditure	576	0	16,761
Real estate properties development completed			43,103,208
Real estate properties under development			162,947,850
Real estate properties development completed and under development	45,339,962	224,821,947
Real estate properties held for lease	96,574,698	96,083,662	91,474,049
Total long-lived assets	107,098,269	105,461,495	100,419,560
Total assets	289,048,826	362,198,503	338,107,052
Shaanxi [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	166,007,116	10,991,930	6,917,948
Cost of revenue	(142,797,184)	(14,731,175)	(6,510,485)
Shaanxi [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	2,793,044	2,358,631	2,783,091
Cost of revenue	(4,321,229)	(1,707,785)	(561,329)
Shaanxi [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		(116,072)	0
Cost of revenue		0	0
US subsidiaries [Member]
Segment Reporting Information
Real estate lease income (loss)	2,980,504	4,723,438	893,982
Total revenue	29,413,735	6,256,475	1,940,073
Cost of real estate lease income	(3,740,076)	(3,740,076)	(1,348,218)
Total cost of revenue	(36,200,910)	(4,518,739)	(2,792,781)
Gross profit	(6,787,175)	1,737,736	(852,708)
Operating expenses	(7,223,166)	(6,198,996)	(9,414,601)
Operating income /(loss)	(14,010,341)	(4,461,260)	(10,267,309)
Interest income	1,610	41,143	48,285
Interest expense	(15,736,448)	(5,316,337)	(3,472,559)
Net realized gain on short-term investments			0
Share of (loss)/gain in an equity investee			0
Net loss on extinguishment of debt			0
Exchange gains/(loss)			0
Unrealized loss on short-term investments			0
Other income/(loss)	17,770		0
Income/(loss) before income taxes	(29,727,409)	(9,736,454)	(13,691,583)
Income tax benefit/(expense)	(144,962)		2,921,151
Net income /(loss)	(29,872,371)	(9,736,454)	(10,770,432)
Depreciation and amortization	1,037,064	46,680	1,665,384
Capital expenditure	241,312		3,579,071
Real estate properties development completed			1,201,783
Real estate properties under development			230,860,737
Real estate properties development completed and under development	307,041,456	283,124,970
Real estate properties held for lease	126,157,420	157,975,249	162,599,274
Total long-lived assets	139,099,651	171,374,723	176,115,157
Total assets	468,517,290	474,896,649	439,770,834
US subsidiaries [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	23,325,750	927,700	750,000
Cost of revenue	(32,460,834)	(778,663)	(1,444,563)
US subsidiaries [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue			0
Cost of revenue			0
US subsidiaries [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	3,107,481	605,337	296,091
Cost of revenue			0
Guangdong [Member]
Segment Reporting Information
Real estate lease income (loss)			0
Total revenue	69,189,406	47,787,761	9,738,197
Cost of real estate lease income			0
Total cost of revenue	(60,760,643)	(34,037,084)	(6,821,557)
Gross profit	8,428,763	13,750,677	2,916,640
Operating expenses	(10,540,700)	(3,423,234)	(1,966,796)
Operating income /(loss)	(2,111,937)	10,327,443	949,844
Interest income	33,242	44,417	13,533
Interest expense	(358,532)		0
Net realized gain on short-term investments			0
Share of (loss)/gain in an equity investee	(4,010,602)	(1,602,617)	(2,903,841)
Net loss on extinguishment of debt			0
Exchange gains/(loss)			0
Unrealized loss on short-term investments			0
Other income/(loss)	(1,434,297)	52,058	(289,485)
Income/(loss) before income taxes	(7,882,126)	8,821,301	(2,229,949)
Income tax benefit/(expense)	(1,674,207)	(9,482,301)	(1,017,315)
Net income /(loss)	(9,556,333)	(661,000)	(3,247,264)
Depreciation and amortization	12,193	17,042	41,616
Capital expenditure			0
Real estate properties development completed			0
Real estate properties under development			372,170,620
Real estate properties development completed and under development	398,158,018	395,376,646
Real estate properties held for lease			0
Total long-lived assets	53,982,579	23,549,642	18,237,255
Total assets	568,073,393	478,343,726	414,319,137
Guangdong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	68,681,906	47,787,761	9,738,197
Cost of revenue	(58,588,051)	(34,034,932)	(6,821,557)
Guangdong [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue			0
Cost of revenue			0
Guangdong [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	507,500		0
Cost of revenue	(2,172,592)	(2,152)	0
Hubei [Member]
Segment Reporting Information
Real estate lease income (loss)	13,482	0	0
Total revenue	132,434	0	0
Cost of real estate lease income		(19,723)	0
Total cost of revenue	(25,726)	(43,339)	(23,397)
Gross profit	106,708	(43,339)	(23,397)
Operating expenses	(1,273,031)	(1,391,277)	(3,429,583)
Gain on disposal of property held for lease		0
Operating income /(loss)	(1,166,323)	(1,434,616)	(3,452,980)
Interest income	202	885	1,695
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	1,789	12,620	0
Income/(loss) before income taxes	(1,164,332)	(1,421,111)	(3,451,285)
Income tax benefit/(expense)	(1,926,116)	(2,458,177)	704,284
Net income /(loss)	(3,090,448)	(3,879,288)	(2,747,001)
Depreciation and amortization	48,721	1,234,539	46,012
Capital expenditure		0	4,821
Real estate properties development completed			0
Real estate properties under development			141,707,492
Real estate properties development completed and under development	190,450,736	165,423,590
Real estate properties held for lease		0	0
Total long-lived assets	920,192	566,337	934,102
Total assets	196,509,533	175,174,331	148,165,478
Hubei [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	118,952	0	0
Cost of revenue	(25,726)	(23,616)	(23,397)
Hubei [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Hubei [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Liaoning [Member]
Segment Reporting Information
Real estate lease income (loss)		0	0
Total revenue	35,695,076	49,168,045	18,621,886
Cost of real estate lease income		0	0
Total cost of revenue	(31,758,539)	(38,572,816)	(13,440,458)
Gross profit	3,936,537	10,595,229	5,181,428
Operating expenses	(4,700,371)	(4,897,483)	(2,801,220)
Gain on disposal of property held for lease		0
Operating income /(loss)	(763,834)	5,697,746	2,380,208
Interest income	23,321	31,849	13,240
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)		0	0
Unrealized loss on short-term investments		0	0
Other income/(loss)	(46,098)	7,341	64,155
Income/(loss) before income taxes	(786,611)	5,736,936	2,457,603
Income tax benefit/(expense)	(1,471,006)	(2,591,042)	(717,299)
Net income /(loss)	(2,257,617)	3,145,894	1,740,304
Depreciation and amortization	19,401	232,220	16,987
Capital expenditure	17,091	376,871	25,188
Real estate properties development completed			0
Real estate properties under development			58,153,297
Real estate properties development completed and under development	59,279,630	52,622,159
Real estate properties held for lease		0	0
Total long-lived assets	773,073	930,819	1,084,510
Total assets	69,505,369	73,164,781	73,223,300
Liaoning [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	35,642,637	49,168,045	18,621,886
Cost of revenue	(31,696,836)	(38,572,816)	(13,440,458)
Liaoning [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Liaoning [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	52,439	0	0
Cost of revenue	(61,703)	0	0
Property Management [Member]
Segment Reporting Information
Real estate lease income (loss)		0	483,944
Total revenue	102,078,886	89,047,451	58,798,108
Cost of real estate lease income		0	0
Total cost of revenue	(66,726,582)	(54,427,858)	(36,735,908)
Gross profit	35,352,304	34,619,593	22,062,200
Operating expenses	(8,869,355)	(9,390,896)	(7,076,960)
Gain on disposal of property held for lease		0
Operating income /(loss)	26,482,949	25,228,697	14,985,240
Interest income	2,421,863	755,677	681,464
Interest expense	(64,549)	(5,708)	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee	(1,004,547)	(152,121)	(630,775)
Net loss on extinguishment of debt		0	0
Exchange gains/(loss)	(203,338)	100,523	(236,736)
Unrealized loss on short-term investments		0	0
Other income/(loss)	942,072	934,711	124,295
Income/(loss) before income taxes	28,574,450	26,861,779	14,923,488
Income tax benefit/(expense)	(4,832,629)	(8,191,925)	(241,601)
Net income /(loss)	23,741,821	18,669,854	14,681,887
Depreciation and amortization	526,727	0	189,503
Capital expenditure	668,407	1	352,073
Real estate properties development completed			0
Real estate properties under development			0
Real estate properties development completed and under development		0
Real estate properties held for lease		0	0
Total long-lived assets	15,628,394	9,062,110	8,335,524
Total assets	176,825,788	160,332,607	106,315,123
Property Management [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		567,819	0
Cost of revenue		(505,804)	0
Property Management [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	100,282,270	81,243,298	57,126,216
Cost of revenue	(65,948,453)	(47,036,367)	(35,611,790)
Property Management [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	1,796,616	7,236,334	1,187,948
Cost of revenue	(778,129)	(6,885,687)	(1,124,118)
Others [Member]
Segment Reporting Information
Real estate lease income (loss)	58,559	37,369	55,979
Total revenue	58,559	1,800,589	4,094,076
Cost of real estate lease income	(19,090)	(798)	(46,792)
Total cost of revenue	(19,090)	(464,169)	(8,651,267)
Gross profit	39,469	1,336,420	(4,557,191)
Operating expenses	(24,468,860)	(27,707,634)	(28,409,288)
Impairment losses on goodwill and intangible assets	(18,651,259)
Gain on disposal of property held for lease		0
Operating income /(loss)	(43,080,650)	(26,371,214)	(32,966,479)
Interest income	5,619,160	3,179,879	4,679,756
Interest expense	(111,922,753)	(83,523,901)	(83,834,109)
Net realized gain on short-term investments	(30,203,357)	4,869,494	2,891,564
Share of (loss)/gain in an equity investee	(18,600,648)	2,975,328	1,024,021
Net loss on extinguishment of debt		(1,843,306)	(536,011)
Exchange gains/(loss)	10,659,367	(5,181,569)	(19,664,136)
Unrealized loss on short-term investments		0	(1,623,814)
Other income/(loss)	1,612,626	1,010,890	269,928
Income/(loss) before income taxes	(185,916,255)	(104,884,399)	(129,759,280)
Income tax benefit/(expense)	1,204,203	433,866	(382,837)
Net income /(loss)	(184,712,052)	(104,450,533)	(130,142,117)
Depreciation and amortization	1,660,151	0	75,938
Capital expenditure	(3,869,649)	0	119,575
Real estate properties development completed			0
Real estate properties under development			27,488,080
Real estate properties development completed and under development	33,690,834	33,885,876
Real estate properties held for lease	380,197	412,731	462,599
Total long-lived assets	77,178,239	365,609,346	79,010,347
Total assets	$ 262,390,923	428,665,624	191,559,175
Others [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		0	129,387
Cost of revenue		0	(1,751,402)
Others [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Others [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		1,763,220	3,908,710
Cost of revenue		$ (463,371)	$ (6,853,073)